Taxation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax expense:
U.K.	$ (0.3)	$ (4.5)	$ (1.6)
Foreign	86.3	40.4	110.2
Total current tax expense	86.0	35.9	108.6
Deferred tax (benefit) / expense:
U.K.	0.0	0.0	0.0
Foreign	0.7	4.4	(22.1)
Total income tax expense	$ 86.7	$ 40.3	$ 86.5
Effective income tax rate reconciliation [Abstract]
U.K. statutory income tax rate	19.00%	19.30%	20.00%
Non-U.K. taxes	35.00%	(4.70%)	(6.30%)
Effective income tax rate	54.00%	14.60%	13.70%